Document and Entity Information Document	Apr. 24, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 24, 2023
Entity Registrant Name	THE AARON'S COMPANY, INC.
Entity Central Index Key	0001821393
Amendment Flag	false
Entity Incorporation, State or Country Code	GA
Entity File Number	1-39681
Entity Tax Identification Number	85-2483376
Entity Address, Address Line One	400 Galleria Parkway SE
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339-3194
City Area Code	678
Local Phone Number	402-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.50 Par Value
Trading Symbol	AAN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Address, Address Line Two	Suite 300